Jul. 28, 2017

GABELLI ESG FUND, INC. (the "Fund")

Supplement dated April 12, 2018, to the Fund's Summary and Statutory Prospectus for Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares, dated July 28, 2017

Effective April 12, 2018, the Fund's Average Annual Total Returns Table is replaced in its entirety with the following:

Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Since Inception
Gabelli ESG Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	10.39%	10.57%	5.83%
Return After Taxes on Distributions	12.14%	8.59%	5.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	7.00%	4.85%
Class A Shares (first issued on 6/1/07)
Return Before Taxes	4.05%	9.28%	5.19%
Class C Shares (first issued on 6/1/07)
Return Before Taxes	8.63%	9.76%	5.05%
Class I Shares (first issued on 6/1/07)
Return Before Taxes	10.72%	10.86%	6.10%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	7.86%	9.36%	2.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.28%